Organization and Basis of Presentation - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Apr. 30, 2026
Park Ha Biological Technology (HK) Co., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on October 25, 2022 as a limited liability company in Hong Kong
Ownership percentage	100.00%
Park Ha Investment (Wuxi) Co., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on May 5, 2023 as a limited liability company in the PRC
Ownership percentage	100.00%
Jiangsu Park Ha Biological Technology Co., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on August 13, 2019 as a limited liability company in the PRC
Ownership percentage	100.00%
Wuxi Xinzhan Enterprise Management Consulting Co., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on March 31, 2016 as a limited liability company in the PRC
Ownership percentage	100.00%
Shanghai Park Ha Industrial Development Co., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on April 17, 2017 as a limited liability company in the PRC
Ownership percentage	100.00%
Wuxi Muchen Biotechnology Co., Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on February 21, 2025 as a limited liability company in the PRC
Ownership percentage	100.00%
Wuxi Mufeng Biotechnology Co., Ltd. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on February 21, 2025 as a limited liability company in the PRC
Ownership percentage	100.00%
Xinyuexuan Beauty Salon，Wuxi Economic Development Zone [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on July 28, 2025
Ownership percentage	100.00%
Aimeihui Beauty Center Wuxi Economic Development Zone [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on August 11, 2025
Ownership percentage	100.00%
Huishan District Xuanyayue Beauty Salon [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on January 22, 2025
Ownership percentage	100.00%
Hefeng Beautv Salon [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on November 27, 2025
Ownership percentage	100.00%
Wuxi Maohe Biotechnology Co., Ltd [Member]
Schedule of Consolidated Financial Statements [Line Items]
Background	Incorporated on December 3, 2025
Ownership percentage	100.00%